other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2018
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2018	2017
Contract liabilities	24	$78	$71
Other		7	10
Deferred revenues		85	81
Pension benefit liabilities	15(b)	446	490
Other post-employment benefit liabilities	15(g)	45	47
Restricted stock unit and deferred share unit liabilities		63	68
Derivative liabilities	4(h)	6	76
Other		78	67
		723	829
Deferred customer activation and connection fees	24	15	18
		$738	$847